Goodwill (Tables)	12 Months Ended
Oct. 31, 2020
Goodwill [Abstract]
Goodwill Acquisition
		October 31, 2020	October 31, 2019
	Note	$m	$m
Cost
At November 1		6,671.3	6,805.0
Acquisitions	33	1.4	26.8
Effects of movements in exchange rates		(38.1)	(160.5)
At October 31		6,634.6	6,671.3

Impairment losses
At November 1		-	-
Impairment charge for the period		(2,799.2)	-
At October 31		(2,799.2)	-

Net book value		3,835.4	6,671.3

A segment-level summary of the goodwill allocation is presented below:
Micro Focus		3,835.4	6,671.3

Key Assumption of Goodwill
The average annual revenue growth rate by product group, long-term cash flow growth rate and discount rate used in the VIU calculation are:
	October 31, 2020	October 31, 2019
Long-term cash flow growth rate for terminal value	1.0%	1.0%
Pre-tax discount rate[1]	10.9%	10.3%
Average annual revenue growth rate by product group[2]	(8.1)% to 2.2%	(2.4)% to 0.8%

[1] This equates to a post-tax discount rate of 8.2% (2019: 8.0%).
[2] Medium-term annual revenue growth rate by product group was considered the key assumption in 2019 with a range of (2.0)% to 2.1% disclosed. Given the future macro-economic uncertainty caused by the on-going pandemic at the April 30, 2020 impairment test the Group extended the key assumption going forward to cover the five years forecasts used for impairment testing. The key assumption for 2019 has been revised to be presented on a consistent basis with 2020.